UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		September 30, 2015
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 90.9%
Capital Equipment - 3.7%
Aerospace & Defense-2.8%
3,600	Boeing Co.	$471,420
3,000	General Dynamics Corp.	413,850
3,400	Northrop Grumman Corp.	564,230
		1,449,500

Containers/Packaging-0.9%
10,000	Sealed Air Corp.	468,800

Consumer Cyclical - 14.1%
Auto & Truck Parts-1.1%
20,000	Goodyear Tire & Rubber Co.	586,600

Housing-0.9%
15,000	D.R. Horton, Inc.	440,400

Housing Related-1.1%
22,000	Masco Corp.	553,960

Leisure Service-5.0%
10,000	Carnival Corp.	497,000
15,000	Las Vegas Sands Corp.	569,550
5,000	Netflix, Inc. *	516,300
800	Priceline Group, Inc. *	989,488
		2,572,338

Media-Radio/TV-6.0%
30,000	Walt Disney Co.	3,066,000

Consumer Staple - 1.9%
Beverage-Non-Alcoholic-0.8%
5,000	Dr Pepper Snapple Group, Inc.	395,250

Food-1.1%
14,000	Mondelez International, Inc. - CL A	586,180

Energy - 7.0%
Energy-0.8%
10,000	First Solar, Inc. *	427,500

Oil & Gas-Exploration & Production-2.7%
10,000	Devon Energy Corp.	370,900
8,000	EOG Resources, Inc.	582,400
13,000	Newfield Exploration Co. *	427,700
		1,381,000

Oil & Gas-Refining/Marketing-3.5%
10,000	Marathon Petroleum Corp.	463,300
7,500	Tesoro Corp.	729,300
10,000	Valero Energy Corp.	601,000
		1,793,600

Financial - 15.9%
Bank-Money Center-8.1%
35,000	Bank of America Corp.	545,300
12,000	Bank of New York Mellon Corp.	469,800
3,000	Goldman Sachs Group, Inc.	521,280
15,000	JPMorgan Chase & Co.	914,550
14,000	Morgan Stanley	441,000
25,000	Wells Fargo & Co.	1,283,750
		4,175,680

Finance-Miscellaneous-3.6%
6,000	CME Group, Inc.	556,440
14,000	MasterCard, Inc. - CL A	1,261,680
		1,818,120

Insurance-Life-0.9%
6,000	Prudential Financial, Inc.	457,260

Insurance-Property & Casualty-3.3%
3,200	Everest Re Group Ltd.	554,688
20,000	Progressive Corp.	612,800
5,500	Travelers Companies, Inc.	547,415
		1,714,903

Healthcare - 13.0%
Healthcare-Biomedical/Genetic-2.9%
5,000	Celgene Corp. *	540,850
5,000	Gilead Sciences, Inc.	490,950
7,500	PAREXEL International Corp. *	464,400
		1,496,200

Healthcare-Medical Supply-1.0%
6,500	Cardinal Health, Inc.	499,330

Healthcare-Patient Care-6.8%
6,000	Aetna, Inc.	656,460
5,000	Anthem, Inc.	700,000
5,000	Cigna Corp.	675,100
7,500	Express Scripts Holding Co. *	607,200
5,000	Laboratory Corporation of America Holdings *	542,350
4,500	LifePoint Health, Inc. *	319,050
		3,500,160

Healthcare-Product-2.3%
4,500	Edwards Lifesciences Corp. *	639,765
8,000	Medtronic, PLC	535,520
		1,175,285

Retail - 16.5%
Retail-Drug Store-1.9%
10,000	CVS Health Corp.	964,800

Retail-Food Chain-1.1%
16,000	Kroger Co.	577,120

Retail-Major Chain-2.2%
4,000	Costco Wholesale Corp.	578,280
7,000	Target Corp.	550,620
		1,128,900

Retail-Restaurant-2.7%
10,000	Darden Restaurants, Inc.	685,400
12,000	Starbucks Corp.	682,080
		1,367,480

Retail-Specialty-8.6%
2,000	Amazon.com, Inc. *	1,023,780
900	AutoZone, Inc. *	651,447
5,000	Home Depot, Inc.	577,450
6,000	Lithia Motors, Inc. - CL A	648,660
2,200	O'Reilly Automotive, Inc. *	550,000
6,000	Ulta Salon Cosmetics & Fragrance, Inc. *	980,100
		4,431,437

Technology - 16.7%
Computer Data Storage-2.2%
10,000	Apple, Inc.	1,103,000

Computer-Service-1.2%
9,800	Cognizant Technology Solutions Corp. - CL A *	613,578

Computer-Software-5.9%
4,500	Citrix Systems, Inc. *	311,760
20,000	Juniper Networks, Inc.	514,200
4,000	Palo Alto Networks, Inc. *	688,000
6,500	Red Hat, Inc. *	467,220
7,500	salesforce.com, Inc. *	520,725
6,500	VMware, Inc. - CL A *	512,135
		3,014,040

Electronic-Instrumentation-1.1%
6,500	Danaher Corp.	553,865

Electonic-Semiconductor-1.9%
22,000	Integrated Device Technology, Inc. *	446,600
22,000	NVIDIA Corp.	542,300
		988,900

Internet-3.2%
800	Alphabet, Inc. - CL C *	486,736
13,000	Facebook, Inc. - CL A *	1,168,700
		1,655,436

Office-Equipment-1.2%
11,000	Avery Dennison Corp.	622,270

Transportation - 2.1%
Airline-2.1%
15,000	Southwest Airlines Co.	570,600
10,000	United Continental Holdings, Inc. *	530,500
		1,101,100

Total Common Stocks (Cost $42,027,614)		46,679,992

EXCHANGE TRADED FUNDS - 2.1%
25,000	ProShares UltraShort 20+ Year Treasury *	1,084,250
Total Exchange Traded Funds (Cost $1,217,099)		1,084,250

MONEY MARKET FUNDS - 3.7%
1,920,556	STIT - Liquid Assets Portfolio, Institutional Class, 0.158% ^	1,920,556
Total Money Market Funds (Cost $1,920,556)		1,920,556

	Total Investments (Cost $45,165,269) (a) - 96.7%	49,684,798
	Other Net Assets Less Liabilities - 3.3%	1,672,082
	TOTAL NET ASSETS - 100.0%	$51,356,880

(a)
Cost for book purposes is approximately $45,165,269. The approximate aggregate gross unrealized appreciation is $6,538,711, and the approximate aggregate gross unrealized depreciation is $2,019,182, resulting in net unrealized appreciation of $4,519,529. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at September 30, 2015.
	Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2015, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$46,679,992	$-	$-	$46,679,992
Money Market Funds	1,920,556	-	-	1,920,556
Exchange Traded Funds	1,084,250	-	-	1,084,250
Total Investments	$49,684,798	$-	$-	$49,684,798

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)		September 30, 2015
Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 46.2%
Capital Equipment - 0.7%
Aerospace & Defense-0.7%
5,000	Northrop Grumman Corp.	$829,750

Consumer Cyclical - 7.7%
Apparel Manufacturing-1.0%
10,000	NIKE, Inc. - CL B	1,229,700

Leisure Service-2.4%
11,200	Netflix, Inc. *	1,156,512
1,300	Priceline Group, Inc. *	1,607,918
		2,764,430

Media-Radio/TV-4.3%
50,000	Walt Disney Co.	5,110,000

Energy - 3.1%
Oil & Gas-Exploration & Production-1.7%
25,000	Devon Energy Corp.	927,250
15,000	EOG Resources, Inc.	1,092,000
		2,019,250

Oil & Gas-Refining/Marketing-1.4%
17,000	Tesoro Corp.	1,653,080

Financial - 10.8%
Bank-Money Center-6.0%
60,000	Bank of America Corp.	934,800
30,000	Bank of New York Mellon Corp.	1,174,500
6,000	Goldman Sachs Group, Inc.	1,042,560
25,000	JPMorgan Chase & Co.	1,524,250
34,000	Morgan Stanley	1,071,000
25,000	Wells Fargo & Co.	1,283,750
		7,030,860

Finance-Miscellaneous-2.6%
9,000	CME Group, Inc.	834,660
25,000	MasterCard, Inc. - CL A	2,253,000
		3,087,660

Insurance-Property & Casualty-2.2%
38,000	Progressive Corp.	1,164,320
14,000	Travelers Companies, Inc.	1,393,420
		2,557,740

Healthcare - 7.4%
Healthcare-Biomedical/Genetic-0.6%
7,000	Celgene Corp. *	757,190

Healthcare-Patient Care-6.2%
15,000	Aetna, Inc.	1,641,150
11,000	Anthem, Inc.	1,540,000
6,500	Cigna Corp.	877,630
12,000	Laboratory Corporation of America Holdings *	1,301,640
17,000	UnitedHealth Group, Inc.	1,972,170
		7,332,590

Healthcare-Product-0.6%
10,000	Medtronic, PLC	669,400

Retail - 7.3%
Retail-Drug Store-1.0%
12,000	CVS Health Corp.	1,157,760

Retail-Food Chain-0.9%
30,000	Kroger Co.	1,082,100

Retail-Restaurant-1.9%
1,500	Chipotle Mexican Grill, Inc. *	1,080,375
12,000	McDonald's Corp.	1,182,360
		2,262,735

Retail-Specialty-3.5%
4,500	Amazon.com, Inc. *	2,303,505
15,000	Home Depot, Inc.	1,732,350
		4,035,855

Technology - 8.2%
Computer Data Storage-1.9%
20,000	Apple, Inc.	2,206,000

Computer-Software-2.6%
50,000	Juniper Networks, Inc.	1,285,500
6,000	Palo Alto Networks, Inc. *	1,032,000
10,000	Red Hat, Inc. *	718,800
		3,036,300

Electonic-Semiconductor-1.4%
30,000	Intel Corp.	904,200
30,000	NVIDIA Corp.	739,500
		1,643,700

Internet-2.3%
1,500	Alphabet, Inc. - CL C *	912,630
20,000	Facebook, Inc. - CL A *	1,798,000
		2,710,630

Transportation - 1.0%
Airline-1.0%
30,000	Southwest Airlines Co.	1,141,200

Total Common Stocks (Cost $48,016,225)		54,317,930

EXCHANGE TRADED FUNDS - 51.5%
70,000	iShares Core S&P 500	13,489,700
40,000	ProShares UltraShort 20+ Year Treasury *	1,734,800
120,000	Schwab Strategic Trust Large-Cap	5,491,200
70,000	SPDR S&P 500 Trust	13,414,100
69,000	Vanguard Growth	6,920,010
76,000	Vanguard Large-Cap	6,691,800
37,000	Vanguard S&P 500	6,501,270
83,000	Vanguard Value	6,370,250
Total Exchange Traded Funds (Cost $51,059,030)		60,613,130

MONEY MARKET FUNDS - 2.5%
2,952,954	STIT - Liquid Assets Portfolio, Institutional Class, 0.158% ^	2,952,954
Total Money Market Funds (Cost $2,952,954)		2,952,954

	Total Investments (Cost $102,028,209) (a) - 100.2%	117,884,014
	Liabilities in Excess of Other Assets - (0.2)%	(179,692)
	TOTAL NET ASSETS - 100.0%	$117,704,322

(a)
Cost for book purposes is approximately $102,028,209. The approximate aggregate gross unrealized appreciation is $18,399,910, and the approximate aggregate gross unrealized depreciation is $2,544,105, resulting in net unrealized appreciation of $15,855,805. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at September 30, 2015.
	Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2015, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total Fair Value
Exchange Traded Funds	$60,613,130	$-	$-	$60,613,130
Common Stocks	54,317,930	-	-	54,317,930
Money Market Funds	2,952,954	-	-	2,952,954
Total Investments	$117,884,014	$-	$-	$117,884,014

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)			September 30, 2015
Varsity/Monetta Intermediate Bond Fund
PRINCIPAL AMOUNT		MATURITY DATE	VALUE
CORPORATE BONDS - 90.8%
Capital Equipment - 17.7%
Aerospace & Defense-2.9%
$212,000	Boeing Co. - 7.950%	08/15/2024	$289,461

Diversified Operation-6.1%
250,000	E.I. Du Pont De Nemours - 5.750%	03/15/2019	281,410
300,000	United Technologies Corp. - 5.375%	12/15/2017	326,426
			607,836
Machinery-Construction & Mining-1.0%
100,000	Joy Global, Inc. - 5.125%	10/15/2021	95,698

Machinery-Transportation Equipment & Parts-1.9%
100,000	Cummins, Inc. - 3.650%	10/01/2023	104,606
100,000	Navistar International Corp. - 8.250%	11/01/2021	80,625
			185,231
Pollution Control-5.8%
315,000	Republic Services, Inc. - 5.000%	03/01/2020	347,763
200,000	Waste Management, Inc. - 4.600%	03/01/2021	220,860
			568,623
Consumer Cyclical - 3.0%
Leisure Service-3.0%
286,000	AMC Entertainment, Inc. - 9.750%	12/01/2020	301,015

Consumer Staple - 12.7%
Beverage-Alcoholic-2.0%
200,000	Diageo Finance BV - 5.300%	10/28/2015	200,602

Cosmetic & Personal Care-1.0%
100,000	Procter & Gamble Co. - 4.850%	12/15/2015	100,908

Food-3.6%
217,000	ConAgra Foods, Inc. - 7.000%	04/15/2019	249,781
100,000	General Mills, Inc. - 3.650%	02/15/2024	103,358
			353,139
Tobacco-6.1%
200,000	Altria Group, Inc. - 4.750%	05/05/2021	218,191
330,000	Reynolds American, Inc. - 6.875% #	05/01/2020	386,854
			605,045
Energy - 1.2%
Oil & Gas-Equipment & Services-1.2%
100,000	Kinder Morgan Energy Partners - 9.000%	02/01/2019	118,205

Financial - 37.9%
Bank-Money Center-3.6%
100,000	Goldman Sachs Group, Inc. - 3.625%	01/22/2023	101,400
250,000	Morgan Stanley - 4.100%	05/22/2023	253,441
			354,841
Brokerage & Investment Management-2.1%
200,000	Jefferies Group, LLC - 5.125%	04/13/2018	210,198

Finance-Miscellaneous-11.1%
400,000	American Express Co. - 7.000%	03/19/2018	449,655
300,000	First Data Corp. - 12.625%	01/15/2021	341,625
300,000	Western Union Co. - 5.930%	10/01/2016	313,150
			1,104,430
Insurance-Life-14.3%
250,000	Genworth Financial - 7.200%	02/15/2021	250,625
500,000	Protective Life Corp. - 7.375%	10/15/2019	590,243
461,000	Torchmark Corp. - 9.250%	06/15/2019	572,898
			1,413,766
Mortgage & Related Services-0.7%
66,000	Lender Processing Services, Inc. - 5.750%	04/15/2023	70,125

Personal & Commercial Lending-6.1%
307,000	Caterpillar Financial Services Corp. - 7.150%	02/15/2019	358,569
197,000	Ford Holdings, LLC - 9.375%	03/01/2020	241,467
			600,036

Healthcare - 4.3%
Healthcare-Biomedical/Genetic-1.0%
100,000	Gilead Sciences, Inc. - 3.700%	04/01/2024	102,435

Healthcare-Patient Care-3.3%
300,000	Anthem, Inc. - 5.875%	06/15/2017	321,513

Retail - 2.1%
Retail-Restaurant-1.1%
100,000	Starbucks Corp. - 3.850%	10/01/2023	106,199

Retail-Specialty-1.0%
100,000	Amazon.com, Inc. - 3.300%	12/05/2021	103,556

Technology - 4.3%
Computer Data Storage-1.1%
100,000	Apple, Inc. - 2.850%	05/06/2021	102,637

Telecommunication Service-3.2%
100,000	Comcast Corp. - 3.600%	03/01/2024	103,511
218,000	Sprint Communications - 11.500%	11/15/2021	216,365
			319,876
Utility - 7.6%

Electric Power-6.6%
200,000	Arizona Public Service Co. - 8.750%	03/01/2019	243,164
100,000	Florida Power & Light Co. - 2.750%	06/01/2023	99,252
320,000	Georgia Power Company - 2.850%	05/15/2022	313,335
			655,751
Gas/Water Distribution -1.0%
100,000	Eversource Energy - 2.800%	05/01/2023	96,154

Total Corporate Bonds (Cost $8,823,073)			8,987,280

NUMBER OF SHARES
EXCHANGE TRADED FUNDS - 0.9%
3,700	ProShares UltraShort Lehman 7-10 Year Treasury *		84,323
Total Exchange Traded Funds (Cost $122,186)			84,323

MONEY MARKET FUNDS - 7.2%
717,698	STIT - Liquid Assets Portfolio, Institutional Class, 0.158% ^		717,698
Total Money Market Funds (Cost $717,698)			717,698

	Total Investments (Cost $9,662,957) (a) - 98.9%		9,789,301
	Other Net Assets Less Liabilities - 1.1%		107,548
	TOTAL NET ASSETS - 100.0%		$9,896,849

(a)
Cost for book purposes is approximately $9,662,957. The approximate aggregate gross unrealized appreciation is $301,945, and the approximate aggregate gross unrealized depreciation is $175,601, resulting in net unrealized appreciation of $126,344. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

#
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2015, the market value of this investment was $386,854, or 3.9% of total net assets.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at September 30, 2015.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2015, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total Fair Value
Corporate Bonds	$-	$8,987,280	$-	$8,987,280
Exchange Traded Funds	84,323	-	-	84,323
Money Market Funds	717,698	-	-	717,698
Total Investments	$802,021	$8,987,280	$-	$9,789,301

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Monetta Trust

By (Signature and Title) /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date  November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert S. Bacarella
 Robert S. Bacarella, Chief Executive Officer

Date  November 24, 2015

By (Signature and Title)* /s/ Robert J. Bacarella
 Robert J. Bacarella, Chief Financial Officer

Date  November 24, 2015

* Print the name and title of each signing officer under his or her signature.